Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 86,837	$ 95,977
Accumulated depreciation	(58,293)	(65,054)
Property and equipment, Net	28,544	30,923
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	5,178	5,887
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	7,664	8,690
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	41,153	46,779
Accumulated depreciation	(7,000)
Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,083	2,269
Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	934	1,141
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	9,914	9,760
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 19,911	$ 21,451